Fair Value of Financial Instruments (Details Textual) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
The 2019 Notes [Member]
Long-term Debt, Fair Value	$ 52.9	$ 57.0
Deerfield Facility Agreement [Member] | Deerfield Convertible Notes [Member]
Long-term Debt, Fair Value	6.9	6.0	$ 6.2
Deerfield Facility Agreement [Member] | Term Notes [Member]
Long-term Debt, Fair Value	$ 2.9	$ 2.4	$ 51.2